Average Annual Total Returns - Prospectus-Investor Class - Payden Equity Income Fund	Feb. 28, 2021
Russell1000ValueIndexThereturnsfortheindexarebeforeanydeductionfortaxesfeesorexpenses [Member]
Average Annual Return:
1 Year	2.78%
5 Years	9.70%
10 Years	10.48%
Investor Class
Average Annual Return:
1 Year	0.74%
5 Years	9.84%
10 Years	11.12%
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	0.28%
5 Years	8.76%
10 Years	9.96%
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.76%
5 Years	7.63%
10 Years	8.88%